TRADE RECEIVABLES - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 6,287	$ 100,041
Gross Carrying Amount
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 6,287	$ 100,041